Shareholder Report, Holdings (Details)	Jul. 31, 2025
Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A | Affiliated Mutual Fund - Short-Term Investment (0.5% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	20.80%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C | Affiliated Mutual Fund - Short-Term Investment (0.5% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	20.80%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z | Affiliated Mutual Fund - Short-Term Investment (0.5% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	20.80%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6 | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment (0.5% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	20.80%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.90%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Affiliated Mutual Fund - Short-Term Investment (10.9% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.90%)
PGIM JENNISON RISING DIVIDEND FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.90%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Affiliated Mutual Fund - Short-Term Investment (10.9% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.90%)
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.90%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Affiliated Mutual Fund - Short-Term Investment (10.9% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.90%)
PGIM Jennison Rising Dividend Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Rising Dividend Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment (10.9% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
PGIM Jennison Rising Dividend Fund - Class R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM Jennison Rising Dividend Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM Jennison Rising Dividend Fund - Class R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Rising Dividend Fund - Class R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Rising Dividend Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Rising Dividend Fund - Class R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison Rising Dividend Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Rising Dividend Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Rising Dividend Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Rising Dividend Fund - Class R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Rising Dividend Fund - Class R6 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison Rising Dividend Fund - Class R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Rising Dividend Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Rising Dividend Fund - Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Rising Dividend Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Rising Dividend Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Rising Dividend Fund - Class R6 | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Rising Dividend Fund - Class R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Rising Dividend Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Rising Dividend Fund - Class R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Rising Dividend Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Rising Dividend Fund - Class R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Rising Dividend Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Rising Dividend Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Rising Dividend Fund - Class R6 | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Rising Dividend Fund - Class R6 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Rising Dividend Fund - Class R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Rising Dividend Fund - Class R6 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Rising Dividend Fund - Class R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Rising Dividend Fund - Class R6 | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Rising Dividend Fund - Class R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Rising Dividend Fund - Class R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Rising Dividend Fund - Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Rising Dividend Fund - Class R6 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Rising Dividend Fund - Class R6 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.90%
PGIM Jennison Rising Dividend Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.90%)
PGIM TARGET DATE INCOME FUND - CLASS R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE INCOME FUND - CLASS R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
PGIM TARGET DATE INCOME FUND - CLASS R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM TARGET DATE INCOME FUND - CLASS R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.50%
PGIM TARGET DATE INCOME FUND - CLASS R1 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
PGIM TARGET DATE INCOME FUND - CLASS R1 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM TARGET DATE INCOME FUND - CLASS R1 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM TARGET DATE INCOME FUND - CLASS R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE INCOME FUND - CLASS R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
PGIM TARGET DATE INCOME FUND - CLASS R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM TARGET DATE INCOME FUND - CLASS R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.50%
PGIM TARGET DATE INCOME FUND - CLASS R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
PGIM TARGET DATE INCOME FUND - CLASS R2 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM TARGET DATE INCOME FUND - CLASS R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM TARGET DATE INCOME FUND CLASS - R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE INCOME FUND CLASS - R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
PGIM TARGET DATE INCOME FUND CLASS - R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM TARGET DATE INCOME FUND CLASS - R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.50%
PGIM TARGET DATE INCOME FUND CLASS - R3 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
PGIM TARGET DATE INCOME FUND CLASS - R3 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM TARGET DATE INCOME FUND CLASS - R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM TARGET DATE INCOME FUND CLASS - R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE INCOME FUND CLASS - R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
PGIM TARGET DATE INCOME FUND CLASS - R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM TARGET DATE INCOME FUND CLASS - R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.50%
PGIM TARGET DATE INCOME FUND CLASS - R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
PGIM TARGET DATE INCOME FUND CLASS - R4 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM TARGET DATE INCOME FUND CLASS - R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM TARGET DATE INCOME FUND - CLASS R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE INCOME FUND - CLASS R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
PGIM TARGET DATE INCOME FUND - CLASS R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM TARGET DATE INCOME FUND - CLASS R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.50%
PGIM TARGET DATE INCOME FUND - CLASS R5 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
PGIM TARGET DATE INCOME FUND - CLASS R5 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM TARGET DATE INCOME FUND - CLASS R5 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM TARGET DATE INCOME FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE INCOME FUND - CLASS R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
PGIM TARGET DATE INCOME FUND - CLASS R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM TARGET DATE INCOME FUND - CLASS R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.50%
PGIM TARGET DATE INCOME FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
PGIM TARGET DATE INCOME FUND - CLASS R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM TARGET DATE INCOME FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM TARGET DATE 2020 FUND - CLASS R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2020 FUND - CLASS R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
PGIM TARGET DATE 2020 FUND - CLASS R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
PGIM TARGET DATE 2020 FUND - CLASS R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
PGIM TARGET DATE 2020 FUND - CLASS R1 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM TARGET DATE 2020 FUND - CLASS R1 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2020 FUND - CLASS R1 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM TARGET DATE 2020 FUND - CLASS R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2020 FUND - CLASS R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
PGIM TARGET DATE 2020 FUND - CLASS R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
PGIM TARGET DATE 2020 FUND - CLASS R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
PGIM TARGET DATE 2020 FUND - CLASS R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM TARGET DATE 2020 FUND - CLASS R2 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2020 FUND - CLASS R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM TARGET DATE 2020 FUND - CLASS R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2020 FUND - CLASS R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
PGIM TARGET DATE 2020 FUND - CLASS R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
PGIM TARGET DATE 2020 FUND - CLASS R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
PGIM TARGET DATE 2020 FUND - CLASS R3 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM TARGET DATE 2020 FUND - CLASS R3 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2020 FUND - CLASS R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM TARGET DATE 2020 FUND - CLASS R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2020 FUND - CLASS R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
PGIM TARGET DATE 2020 FUND - CLASS R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
PGIM TARGET DATE 2020 FUND - CLASS R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
PGIM TARGET DATE 2020 FUND - CLASS R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM TARGET DATE 2020 FUND - CLASS R4 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2020 FUND - CLASS R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM TARGET DATE 2020 FUND - CLASS R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2020 FUND - CLASS R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
PGIM TARGET DATE 2020 FUND - CLASS R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
PGIM TARGET DATE 2020 FUND - CLASS R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
PGIM TARGET DATE 2020 FUND - CLASS R5 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM TARGET DATE 2020 FUND - CLASS R5 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2020 FUND - CLASS R5 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM TARGET DATE 2020 FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2020 FUND - CLASS R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
PGIM TARGET DATE 2020 FUND - CLASS R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
PGIM TARGET DATE 2020 FUND - CLASS R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
PGIM TARGET DATE 2020 FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM TARGET DATE 2020 FUND - CLASS R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2020 FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM TARGET DATE 2025 FUND - CLASS R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2025 FUND - CLASS R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
PGIM TARGET DATE 2025 FUND - CLASS R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
PGIM TARGET DATE 2025 FUND - CLASS R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%
PGIM TARGET DATE 2025 FUND - CLASS R1 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM TARGET DATE 2025 FUND - CLASS R1 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2025 FUND - CLASS R1 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM TARGET DATE 2025 FUND - CLASS R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2025 FUND - CLASS R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
PGIM TARGET DATE 2025 FUND - CLASS R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
PGIM TARGET DATE 2025 FUND - CLASS R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%
PGIM TARGET DATE 2025 FUND - CLASS R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM TARGET DATE 2025 FUND - CLASS R2 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2025 FUND - CLASS R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM TARGET DATE 2025 FUND - CLASS R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2025 FUND - CLASS R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
PGIM TARGET DATE 2025 FUND - CLASS R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
PGIM TARGET DATE 2025 FUND - CLASS R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%
PGIM TARGET DATE 2025 FUND - CLASS R3 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM TARGET DATE 2025 FUND - CLASS R3 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2025 FUND - CLASS R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM TARGET DATE 2025 FUND - CLASS R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2025 FUND - CLASS R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
PGIM TARGET DATE 2025 FUND - CLASS R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
PGIM TARGET DATE 2025 FUND - CLASS R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%
PGIM TARGET DATE 2025 FUND - CLASS R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM TARGET DATE 2025 FUND - CLASS R4 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2025 FUND - CLASS R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM TARGET DATE 2025 FUND - CLASS R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2025 FUND - CLASS R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
PGIM TARGET DATE 2025 FUND - CLASS R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
PGIM TARGET DATE 2025 FUND - CLASS R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%
PGIM TARGET DATE 2025 FUND - CLASS R5 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM TARGET DATE 2025 FUND - CLASS R5 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2025 FUND - CLASS R5 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM TARGET DATE 2025 FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2025 FUND - CLASS R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
PGIM TARGET DATE 2025 FUND - CLASS R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
PGIM TARGET DATE 2025 FUND - CLASS R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%
PGIM TARGET DATE 2025 FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM TARGET DATE 2025 FUND - CLASS R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2025 FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM TARGET DATE 2030 FUND - CLASS R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2030 FUND - CLASS R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
PGIM TARGET DATE 2030 FUND - CLASS R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
PGIM TARGET DATE 2030 FUND - CLASS R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
PGIM TARGET DATE 2030 FUND - CLASS R1 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM TARGET DATE 2030 FUND - CLASS R1 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2030 FUND - CLASS R1 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM TARGET DATE 2030 FUND - CLASS R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2030 FUND - CLASS R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
PGIM TARGET DATE 2030 FUND - CLASS R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
PGIM TARGET DATE 2030 FUND - CLASS R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
PGIM TARGET DATE 2030 FUND - CLASS R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM TARGET DATE 2030 FUND - CLASS R2 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2030 FUND - CLASS R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM TARGET DATE 2030 FUND - CLASS R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2030 FUND - CLASS R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
PGIM TARGET DATE 2030 FUND - CLASS R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
PGIM TARGET DATE 2030 FUND - CLASS R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
PGIM TARGET DATE 2030 FUND - CLASS R3 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM TARGET DATE 2030 FUND - CLASS R3 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2030 FUND - CLASS R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM TARGET DATE 2030 FUND - CLASS R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2030 FUND - CLASS R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
PGIM TARGET DATE 2030 FUND - CLASS R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
PGIM TARGET DATE 2030 FUND - CLASS R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
PGIM TARGET DATE 2030 FUND - CLASS R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM TARGET DATE 2030 FUND - CLASS R4 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2030 FUND - CLASS R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM TARGET DATE 2030 FUND - CLASS R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2030 FUND - CLASS R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
PGIM TARGET DATE 2030 FUND - CLASS R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
PGIM TARGET DATE 2030 FUND - CLASS R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
PGIM TARGET DATE 2030 FUND - CLASS R5 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM TARGET DATE 2030 FUND - CLASS R5 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2030 FUND - CLASS R5 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM TARGET DATE 2030 FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2030 FUND - CLASS R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
PGIM TARGET DATE 2030 FUND - CLASS R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
PGIM TARGET DATE 2030 FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM TARGET DATE 2030 FUND - CLASS R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2030 FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Target Date 2035 Fund - Class R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2035 Fund - Class R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
PGIM Target Date 2035 Fund - Class R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
PGIM Target Date 2035 Fund - Class R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
PGIM Target Date 2035 Fund - Class R1 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Target Date 2035 Fund - Class R1 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2035 Fund - Class R1 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM TARGET DATE 2035 FUND - CLASS R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2035 FUND - CLASS R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
PGIM TARGET DATE 2035 FUND - CLASS R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
PGIM TARGET DATE 2035 FUND - CLASS R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
PGIM TARGET DATE 2035 FUND - CLASS R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM TARGET DATE 2035 FUND - CLASS R2 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2035 FUND - CLASS R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Target Date 2035 Fund - Class R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2035 Fund - Class R3 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2035 Fund - Class R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
PGIM Target Date 2035 Fund - Class R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
PGIM Target Date 2035 Fund - Class R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
PGIM Target Date 2035 Fund - Class R3 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Target Date 2035 Fund - Class R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM TARGET DATE 2035 FUND - CLASS R4:
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2035 FUND - CLASS R4: | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2035 FUND - CLASS R4: | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
PGIM TARGET DATE 2035 FUND - CLASS R4: | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
PGIM TARGET DATE 2035 FUND - CLASS R4: | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
PGIM TARGET DATE 2035 FUND - CLASS R4: | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM TARGET DATE 2035 FUND - CLASS R4: | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM TARGET DATE 2035 FUND - CLASS R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2035 FUND - CLASS R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
PGIM TARGET DATE 2035 FUND - CLASS R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
PGIM TARGET DATE 2035 FUND - CLASS R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
PGIM TARGET DATE 2035 FUND - CLASS R5 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM TARGET DATE 2035 FUND - CLASS R5 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2035 FUND - CLASS R5 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM TARGET DATE 2035 FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2035 FUND - CLASS R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
PGIM TARGET DATE 2035 FUND - CLASS R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
PGIM TARGET DATE 2035 FUND - CLASS R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
PGIM TARGET DATE 2035 FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM TARGET DATE 2035 FUND - CLASS R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2035 FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM TARGET DATE 2040 FUND - CLASS R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2040 FUND - CLASS R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
PGIM TARGET DATE 2040 FUND - CLASS R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
PGIM TARGET DATE 2040 FUND - CLASS R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
PGIM TARGET DATE 2040 FUND - CLASS R1 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM TARGET DATE 2040 FUND - CLASS R1 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM TARGET DATE 2040 FUND - CLASS R1 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM TARGET DATE 2040 FUND - CLASS R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2040 FUND - CLASS R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
PGIM TARGET DATE 2040 FUND - CLASS R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
PGIM TARGET DATE 2040 FUND - CLASS R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
PGIM TARGET DATE 2040 FUND - CLASS R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM TARGET DATE 2040 FUND - CLASS R2 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM TARGET DATE 2040 FUND - CLASS R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM TARGET DATE 2040 FUND - CLASS R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2040 FUND - CLASS R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
PGIM TARGET DATE 2040 FUND - CLASS R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
PGIM TARGET DATE 2040 FUND - CLASS R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
PGIM TARGET DATE 2040 FUND - CLASS R3 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM TARGET DATE 2040 FUND - CLASS R3 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM TARGET DATE 2040 FUND - CLASS R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM TARGET DATE 2040 FUND - CLASS R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2040 FUND - CLASS R4 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM TARGET DATE 2040 FUND - CLASS R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
PGIM TARGET DATE 2040 FUND - CLASS R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
PGIM TARGET DATE 2040 FUND - CLASS R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
PGIM TARGET DATE 2040 FUND - CLASS R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM TARGET DATE 2040 FUND - CLASS R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM TARGET DATE 2040 FUND - CLASS R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2040 FUND - CLASS R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
PGIM TARGET DATE 2040 FUND - CLASS R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
PGIM TARGET DATE 2040 FUND - CLASS R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
PGIM TARGET DATE 2040 FUND - CLASS R5 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM TARGET DATE 2040 FUND - CLASS R5 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM TARGET DATE 2040 FUND - CLASS R5 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2040 Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2040 Fund - Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
PGIM Target Date 2040 Fund - Class R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
PGIM Target Date 2040 Fund - Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
PGIM Target Date 2040 Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Target Date 2040 Fund - Class R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2040 Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2045 Fund - Class R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2045 Fund - Class R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
PGIM Target Date 2045 Fund - Class R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
PGIM Target Date 2045 Fund - Class R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
PGIM Target Date 2045 Fund - Class R1 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2045 Fund - Class R1 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2045 Fund - Class R1 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2045 Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2045 Fund - Class R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
PGIM Target Date 2045 Fund - Class R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
PGIM Target Date 2045 Fund - Class R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
PGIM Target Date 2045 Fund - Class R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2045 Fund - Class R2 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2045 Fund - Class R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2045 Fund - Class R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2045 Fund - Class R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
PGIM Target Date 2045 Fund - Class R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
PGIM Target Date 2045 Fund - Class R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
PGIM Target Date 2045 Fund - Class R3 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2045 Fund - Class R3 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2045 Fund - Class R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM TARGET DATE 2045 FUND - CLASS R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2045 FUND - CLASS R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
PGIM TARGET DATE 2045 FUND - CLASS R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
PGIM TARGET DATE 2045 FUND - CLASS R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
PGIM TARGET DATE 2045 FUND - CLASS R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM TARGET DATE 2045 FUND - CLASS R4 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM TARGET DATE 2045 FUND - CLASS R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2045 Fund - Class R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2045 Fund - Class R5 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2045 Fund - Class R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
PGIM Target Date 2045 Fund - Class R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
PGIM Target Date 2045 Fund - Class R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
PGIM Target Date 2045 Fund - Class R5 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2045 Fund - Class R5 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2045 Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2045 Fund - Class R6 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2045 Fund - Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
PGIM Target Date 2045 Fund - Class R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
PGIM Target Date 2045 Fund - Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
PGIM Target Date 2045 Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2045 Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2050 Fund - Class R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2050 Fund - Class R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
PGIM Target Date 2050 Fund - Class R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
PGIM Target Date 2050 Fund - Class R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
PGIM Target Date 2050 Fund - Class R1 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2050 Fund - Class R1 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2050 Fund - Class R1 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2050 Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2050 Fund - Class R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
PGIM Target Date 2050 Fund - Class R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
PGIM Target Date 2050 Fund - Class R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
PGIM Target Date 2050 Fund - Class R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2050 Fund - Class R2 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2050 Fund - Class R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM TARGET DATE 2050 FUND - CLASS R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2050 FUND - CLASS R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
PGIM TARGET DATE 2050 FUND - CLASS R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
PGIM TARGET DATE 2050 FUND - CLASS R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
PGIM TARGET DATE 2050 FUND - CLASS R3 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM TARGET DATE 2050 FUND - CLASS R3 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM TARGET DATE 2050 FUND - CLASS R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2050 Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2050 Fund - Class R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
PGIM Target Date 2050 Fund - Class R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
PGIM Target Date 2050 Fund - Class R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
PGIM Target Date 2050 Fund - Class R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2050 Fund - Class R4 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2050 Fund - Class R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2050 Fund - Class R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2050 Fund - Class R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
PGIM Target Date 2050 Fund - Class R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
PGIM Target Date 2050 Fund - Class R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
PGIM Target Date 2050 Fund - Class R5 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2050 Fund - Class R5 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2050 Fund - Class R5 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2050 Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2050 Fund - Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
PGIM Target Date 2050 Fund - Class R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
PGIM Target Date 2050 Fund - Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
PGIM Target Date 2050 Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2050 Fund - Class R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2050 Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM TARGET DATE 2055 FUND - CLASS R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2055 FUND - CLASS R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
PGIM TARGET DATE 2055 FUND - CLASS R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
PGIM TARGET DATE 2055 FUND - CLASS R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM TARGET DATE 2055 FUND - CLASS R1 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM TARGET DATE 2055 FUND - CLASS R1 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM TARGET DATE 2055 FUND - CLASS R1 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM TARGET DATE 2055 FUND - CLASS R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2055 FUND - CLASS R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
PGIM TARGET DATE 2055 FUND - CLASS R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
PGIM TARGET DATE 2055 FUND - CLASS R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM TARGET DATE 2055 FUND - CLASS R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM TARGET DATE 2055 FUND - CLASS R2 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM TARGET DATE 2055 FUND - CLASS R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM TARGET DATE 2055 FUND - CLASS R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2055 FUND - CLASS R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
PGIM TARGET DATE 2055 FUND - CLASS R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
PGIM TARGET DATE 2055 FUND - CLASS R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM TARGET DATE 2055 FUND - CLASS R3 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM TARGET DATE 2055 FUND - CLASS R3 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM TARGET DATE 2055 FUND - CLASS R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM TARGET DATE 2055 FUND - CLASS R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2055 FUND - CLASS R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
PGIM TARGET DATE 2055 FUND - CLASS R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
PGIM TARGET DATE 2055 FUND - CLASS R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM TARGET DATE 2055 FUND - CLASS R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM TARGET DATE 2055 FUND - CLASS R4 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM TARGET DATE 2055 FUND - CLASS R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM TARGET DATE 2055 FUND - CLASS R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2055 FUND - CLASS R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
PGIM TARGET DATE 2055 FUND - CLASS R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
PGIM TARGET DATE 2055 FUND - CLASS R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM TARGET DATE 2055 FUND - CLASS R5 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM TARGET DATE 2055 FUND - CLASS R5 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM TARGET DATE 2055 FUND - CLASS R5 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM TARGET DATE 2055 FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2055 FUND - CLASS R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
PGIM TARGET DATE 2055 FUND - CLASS R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
PGIM TARGET DATE 2055 FUND - CLASS R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM TARGET DATE 2055 FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM TARGET DATE 2055 FUND - CLASS R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM TARGET DATE 2055 FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2060 Fund - Class R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2060 Fund - Class R1 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2060 Fund - Class R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
PGIM Target Date 2060 Fund - Class R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
PGIM Target Date 2060 Fund - Class R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Target Date 2060 Fund - Class R1 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Target Date 2060 Fund - Class R1 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2060 Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2060 Fund - Class R2 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2060 Fund - Class R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
PGIM Target Date 2060 Fund - Class R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
PGIM Target Date 2060 Fund - Class R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Target Date 2060 Fund - Class R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Target Date 2060 Fund - Class R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2060 Fund - Class R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2060 Fund - Class R3 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2060 Fund - Class R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
PGIM Target Date 2060 Fund - Class R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
PGIM Target Date 2060 Fund - Class R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Target Date 2060 Fund - Class R3 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Target Date 2060 Fund - Class R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2060 Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2060 Fund - Class R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
PGIM Target Date 2060 Fund - Class R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
PGIM Target Date 2060 Fund - Class R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Target Date 2060 Fund - Class R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Target Date 2060 Fund - Class R4 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2060 Fund - Class R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM TARGET DATE 2060 FUND - CLASS R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2060 FUND - CLASS R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
PGIM TARGET DATE 2060 FUND - CLASS R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
PGIM TARGET DATE 2060 FUND - CLASS R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM TARGET DATE 2060 FUND - CLASS R5 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM TARGET DATE 2060 FUND - CLASS R5 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM TARGET DATE 2060 FUND - CLASS R5 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM TARGET DATE 2060 FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2060 FUND - CLASS R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
PGIM TARGET DATE 2060 FUND - CLASS R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
PGIM TARGET DATE 2060 FUND - CLASS R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM TARGET DATE 2060 FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM TARGET DATE 2060 FUND - CLASS R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM TARGET DATE 2060 FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM TARGET DATE 2065 FUND - CLASS R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2065 FUND - CLASS R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
PGIM TARGET DATE 2065 FUND - CLASS R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
PGIM TARGET DATE 2065 FUND - CLASS R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM TARGET DATE 2065 FUND - CLASS R1 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM TARGET DATE 2065 FUND - CLASS R1 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM TARGET DATE 2065 FUND - CLASS R1 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM TARGET DATE 2065 FUND - CLASS R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2065 FUND - CLASS R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
PGIM TARGET DATE 2065 FUND - CLASS R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
PGIM TARGET DATE 2065 FUND - CLASS R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM TARGET DATE 2065 FUND - CLASS R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM TARGET DATE 2065 FUND - CLASS R2 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM TARGET DATE 2065 FUND - CLASS R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM TARGET DATE 2065 FUND - CLASS R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2065 FUND - CLASS R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
PGIM TARGET DATE 2065 FUND - CLASS R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
PGIM TARGET DATE 2065 FUND - CLASS R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM TARGET DATE 2065 FUND - CLASS R3 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM TARGET DATE 2065 FUND - CLASS R3 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM TARGET DATE 2065 FUND - CLASS R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM TARGET DATE 2065 FUND - CLASS R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2065 FUND - CLASS R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
PGIM TARGET DATE 2065 FUND - CLASS R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
PGIM TARGET DATE 2065 FUND - CLASS R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM TARGET DATE 2065 FUND - CLASS R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM TARGET DATE 2065 FUND - CLASS R4 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM TARGET DATE 2065 FUND - CLASS R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM TARGET DATE 2065 FUND - CLASS R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2065 FUND - CLASS R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
PGIM TARGET DATE 2065 FUND - CLASS R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
PGIM TARGET DATE 2065 FUND - CLASS R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM TARGET DATE 2065 FUND - CLASS R5 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM TARGET DATE 2065 FUND - CLASS R5 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM TARGET DATE 2065 FUND - CLASS R5 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM TARGET DATE 2065 FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2065 FUND - CLASS R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
PGIM TARGET DATE 2065 FUND - CLASS R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
PGIM TARGET DATE 2065 FUND - CLASS R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM TARGET DATE 2065 FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM TARGET DATE 2065 FUND - CLASS R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM TARGET DATE 2065 FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2070 Fund - Class R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2070 Fund - Class R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
PGIM Target Date 2070 Fund - Class R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
PGIM Target Date 2070 Fund - Class R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Target Date 2070 Fund - Class R1 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2070 Fund - Class R1 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2070 Fund - Class R1 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2070 Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2070 Fund - Class R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
PGIM Target Date 2070 Fund - Class R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
PGIM Target Date 2070 Fund - Class R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Target Date 2070 Fund - Class R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2070 Fund - Class R2 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2070 Fund - Class R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2070 Fund - Class R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2070 Fund - Class R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
PGIM Target Date 2070 Fund - Class R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
PGIM Target Date 2070 Fund - Class R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Target Date 2070 Fund - Class R3 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2070 Fund - Class R3 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2070 Fund - Class R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2070 Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2070 Fund - Class R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
PGIM Target Date 2070 Fund - Class R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
PGIM Target Date 2070 Fund - Class R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Target Date 2070 Fund - Class R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2070 Fund - Class R4 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2070 Fund - Class R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2070 Fund - Class R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2070 Fund - Class R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
PGIM Target Date 2070 Fund - Class R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
PGIM Target Date 2070 Fund - Class R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Target Date 2070 Fund - Class R5 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2070 Fund - Class R5 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2070 Fund - Class R5 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2070 Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2070 Fund - Class R6 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2070 Fund - Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
PGIM Target Date 2070 Fund - Class R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
PGIM Target Date 2070 Fund - Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Target Date 2070 Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2070 Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM 60/40 Allocation Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM 60/40 Allocation Fund - Class R6 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM 60/40 Allocation Fund - Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
PGIM 60/40 Allocation Fund - Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
PGIM 60/40 Allocation Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM 60/40 Allocation Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets
[2]	Less than 0.05%